Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 394	$ 425
Service cost	0	0
Interest cost	13	16	$ 17
Actuarial loss (gain)	1	(8)
Settlements and curtailments	(2)	(14)
Effect of foreign exchange rates	0	0
Benefits paid	(25)	(25)
Benefit obligation at end of year	381	394	425
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	265	283
Actual return on plan assets, net of expenses	11	(11)
Employer contributions	18	32
Effect of foreign exchange rates	0	0
Benefits paid	(25)	(25)
Settlements	(2)	(14)
Fair value of plan assets at end of year	267	265	283
Funded status at end of year (overfunded/(underfunded))	(114)	(129)
Defined Benefit Plan, Accumulated Benefit Obligation	381	394
U.K. plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	391	415
Service cost	2	1
Interest cost	12	15	17
Actuarial loss (gain)	87	(5)
Settlements and curtailments	0	0
Effect of foreign exchange rates	(74)	(19)
Benefits paid	(14)	(16)
Benefit obligation at end of year	404	391	415
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	368	390
Actual return on plan assets, net of expenses	42	(1)
Employer contributions	5	13
Effect of foreign exchange rates	(65)	(18)
Benefits paid	(14)	(16)
Settlements	0	0
Fair value of plan assets at end of year	336	368	390
Funded status at end of year (overfunded/(underfunded))	(68)	(23)
Defined Benefit Plan, Accumulated Benefit Obligation	404	391
International plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	82	115
Service cost	2	2
Interest cost	2	2	4
Actuarial loss (gain)	2	(1)
Settlements and curtailments	(1)	(4)
Effect of foreign exchange rates	(1)	(4)
Benefits paid	(5)	(28)
Benefit obligation at end of year	81	82	115
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	60	85
Actual return on plan assets, net of expenses	1	0
Employer contributions	3	8
Effect of foreign exchange rates	0	(1)
Benefits paid	(5)	(28)
Settlements	(1)	(4)
Fair value of plan assets at end of year	58	60	$ 85
Funded status at end of year (overfunded/(underfunded))	(23)	(22)
Defined Benefit Plan, Accumulated Benefit Obligation	$ 81	$ 82